Marketable Securities and Warrants	12 Months Ended
Dec. 31, 2020
Current and long-term lease liabilities.
Marketable Securities And Warrants

6. MARKETABLE SECURITIES AND WARRANTS

In 2018, the Company entered into an option agreement to farm-out its Beschefer property to Wallbridge Mining Company Ltd. (“Wallbridge”), receiving an initial consideration of 500,000 Wallbridge Shares (TSX:WM).

On March 17, 2020, the Company entered into an amended agreement to receive an additional 3,000,000 Wallbridge Shares and 500,000 Warrants to relinquish all interest in the Beschefer Property (Note 11). The Warrants have a strike price of C$1.00 and a term of five years from the date of issuance.

An unrealized gain on revaluation of the Wallbridge Shares and Warrants of $712 was recorded in other income for the year ended December 31, 2020 (2019: gain of $289). The fair value of the Warrants was determined using a Black-Scholes model, risk free rate of 0.33%, Wallbridge share price of C$0.78 and volatility of 107% at December 31, 2020.

	2020	2019
	$	$
Marketable securities at fair value	2,138	348
Warrants at fair value	212	-
	2,350	348